Property, plant and equipment - Additional information (Details) € in Millions		12 Months Ended
	Feb. 28, 2023 NUMBER	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Property, plant and equipment
Borrowing costs capitalised		€ 94	€ 38	€ 68
Capital expenditure		8,739	7,700
Expenditures to purchase plant and equipment from suppliers		966
Currency translation differences		(1,578)	2,926
Property, plant and equipment		56,299	56,332	56,299
Property, plant and equipment, pledged as security		24
Government grants		91	115
Other changes		(686)	(189)
Write-off		€ 447	586
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)		7.00%
Novamont group
Property, plant and equipment
Changes in the scope of consolidation		€ 255
Proportion of ownership interest in joint operation		36.00%
Property, plant and equipment subject to operating leases
Property, plant and equipment
Property, plant and equipment		€ 347
Accumulated impairment
Property, plant and equipment
Property, plant and equipment		(22,650)	(21,715)
US Dollars
Property, plant and equipment
Currency translation differences		1,572
Nigeria | Oando PLC
Property, plant and equipment
Other changes		914
Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment		€ 1,208
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)		8.00%
Algeria | BP business
Property, plant and equipment
Changes in the scope of consolidation		€ 548
Algeria | Eni In Amenas Ltd and Eni In Salah Ltd
Property, plant and equipment
Number of gas producing concessions		2
Congo
Property, plant and equipment
Other changes		€ 355
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment		2,159	2,003	1,819
Net (impairments) reversals		(158)	(9)
Unproved mineral interest | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment		€ 888
Unproved mineral interest | Oil Prospecting License 245 | Nigeria Government
Property, plant and equipment
Proportion of ownership interest in joint operation		50.00%
E&P wells, plant and machinery
Property, plant and equipment
Capital expenditure			132
Currency translation differences		€ (1,223)	2,422
Property, plant and equipment		37,421	40,492	42,342
Other changes		(1,905)	143
E&P wells, plant and machinery | Ivory Coast, Italy, Congo, Egypt, Iraq, Mexico, United States and Algeria
Property, plant and equipment
Transfers		5,355
E&P exploration assets and appraisal
Property, plant and equipment
Capital expenditure		764	655
Currency translation differences		(46)	74
Property, plant and equipment		1,568	1,345	1,244
Other changes		(42)	1
Write-off		420	365
E&P exploration assets and appraisal | Egypt, Mexico, Mozambique, Morocco, United Arab Emirates and Lebanon [member]
Property, plant and equipment
Write-off		420
Suspended exploration wells pending final determination
Property, plant and equipment
Currency translation differences		(40)	65	100
Changes in the scope of consolidation			(114)	(199)
Property, plant and equipment		1,391	1,085	1,101	€ 1,268
Other changes		(25)	9	(24)
Exploration wells in progress
Property, plant and equipment
Property, plant and equipment		177
Petrochemical plants [member]
Property, plant and equipment
Net (impairments) reversals		367
Oil and Gas properties [member] | Alaska, Gulf of Mexico, Turkmenistan, Italy and Australia
Property, plant and equipment
Net (impairments) reversals		1,025
Ganal PSC and Rapak PSC [member] | Eni Ganal Deepwater Ltd and Eni Rapak Deepwater Ltd
Property, plant and equipment
Changes in the scope of consolidation		€ 104
Ganal block [member]
Property, plant and equipment
Percentage of interest in project		20.00%
Ganal block [member] | Eni Ganal Deepwater Ltd [Member]
Property, plant and equipment
Percentage of voting equity interests acquired (in percent)		62.00%
Rapak block [member]
Property, plant and equipment
Percentage of interest in project		20.00%
Rapak block [member] | Eni Rapak Deepwater Ltd [Member]
Property, plant and equipment
Percentage of voting equity interests acquired (in percent)		62.00%
Makassar block [member] | Eni Makassar Ltd [Member]
Property, plant and equipment
Percentage of voting equity interests acquired (in percent)		72.00%
Exploration & Production
Property, plant and equipment
Borrowing costs capitalised		€ 64	€ 22
Average Interest rate used for capitalizing finance expense		3.00%	2.10%
Capital expenditure		€ 7,105	€ 6,185
Exploration & Production | Algeria | BP business
Property, plant and equipment
Number of gas producing concessions | NUMBER	2
Plenitude | HLS Bonete PV SLU and HLS Bonete Topco SLU
Property, plant and equipment
Changes in the scope of consolidation		168
Cash-generating units [member] | Enilive, Refining and Chemicals
Property, plant and equipment
Net (impairments) reversals		345
fields including commercial discoveries that proceeds to sanctioning | Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment		€ 170	€ 302	€ 359